VANECK DIGITAL INDIA ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.6%
Capital Goods : 0.5%
IndiaMart InterMesh Ltd. 144A 3,824 $ 134,623
Underline
Commercial & Professional Services : 2.7%
Computer Age Management
Services Ltd. 6,405 336,291
L&T Technology Services Ltd.
144A 2,754 175,635
WNS Holdings Ltd. * 4,934 260,071
771,997
Consumer Durables & Apparel : 2.7%
Dixon Technologies India Ltd. 4,672 768,727
Underline
Consumer Services : 8.2%
MakeMyTrip Ltd. * 6,478 602,130
Zomato Ltd. * 516,189 1,680,129
2,282,259
Diversified Financials : 0.8%
Multi Commodity Exchange of
India Ltd. 3,252 219,680
Underline
Energy : 8.0%
Reliance Industries Ltd. 144A
(GDR) 32,232 2,246,393
Underline
Financial Services : 9.3%
Angel One Ltd. 6,565 200,890
ICICI Securities Ltd. 144A 10,539 109,914
IIFL Finance Ltd. 29,258 161,290
Indian Energy Exchange Ltd.
144A 56,854 138,579
Jio Financial Services Ltd. * 339,516 1,417,852
Motilal Oswal Financial
Services Ltd. 20,245 184,160
One 97 Communications Ltd. * 43,888 360,479
2,573,164
Insurance : 3.1%
PB Fintech Ltd. * 44,505 857,843
Underline
Media & Entertainment : 3.3%
Info Edge India Ltd. 9,596 927,175
Underline
Number
of Shares Value
Software & Services : 44.9%
Birlasoft Ltd. 21,212 $ 152,317
Coforge Ltd. 7,637 639,485
Cyient Ltd. 10,106 226,919
HCL Technologies Ltd. 72,289 1,548,441
Infosys Ltd. (ADR) 97,174 2,164,065
KPIT Technologies Ltd. 21,760 422,457
LTIMindtree Ltd. 144A 9,635 717,795
Mphasis Ltd. 9,354 335,387
Oracle Financial Services
Software Ltd. 3,047 416,108
Persistent Systems Ltd. 13,885 902,729
Tanla Platforms Ltd. 8,748 93,581
Tata Consultancy Services Ltd. 36,535 1,860,307
Tata Elxsi Ltd. 4,538 418,051
Tata Technologies Ltd. 19,003 249,998
Tech Mahindra Ltd. 65,647 1,236,129
Wipro Ltd. (ADR) 183,783 1,190,914
12,574,683
Technology Hardware & Equipment : 1.8%
KAYNES TECHNOLOGY INDIA
LTD * 3,493 225,958
Redington Ltd. 68,156 150,295
Tejas Networks Ltd. 144A * 9,802 139,869
516,122
Telecommunication Services : 13.1%
Bharti Airtel Ltd. 96,314 1,963,501
Bharti Hexacom Ltd. 9,759 168,394
HFCL Ltd. 107,002 189,266
Indus Towers Ltd. * 108,708 509,311
Tata Communications Ltd. 15,205 387,258
Vodafone Idea Ltd. * 3,446,390 425,861
3,643,591
Transportation : 1.2%
Delhivery Ltd. * 64,464 326,813
Underline
Total Common Stocks
(Cost: $21,799,574) 27,843,070
Total Investments: 99.6%
(Cost: $21,799,574) 27,843,070
Other assets less liabilities: 0.4% 123,060
NET ASSETS: 100.0% $ 27,966,130
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,662,808, or 13.1% of net assets.
Restricted securities held by the Fund as of September 30, 2024 are as follows: